Schedule of Notes (Details) - USD ($)								3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 12, 2025	Aug. 19, 2025	Jul. 23, 2025	Jun. 30, 2025	May 09, 2025	Sep. 24, 2024	Sep. 23, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2025	Dec. 14, 2023
Debt Instrument [Line Items]
Loss on issuance													$ 653,208
Principal amount																$ 3,500,000
Common stock par value								$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Repayment of convertible debt											$ 3,640,000	$ 750,000	$ 750,000
Common Class A [Member]
Debt Instrument [Line Items]
Common stock par value																$ 0.0001
Common Class A [Member] | Maximum [Member]
Debt Instrument [Line Items]
Warrants issued							56,555
Agile Term Notes [Member]
Debt Instrument [Line Items]
Beginning balance								$ 4,131,000	$ 5,538,000	$ 3,143,000	3,143,000
Issuance of Agile term notes									262,500	4,000,000			3,450,000
Loss on restructuring										1,769,895			1,071,563
Repayments in cash								(1,724,250)	(1,929,885)	(3,540,800)			(1,857,151)
Change in fair value								75,250	149,885	165,905			88,588
Loss on issuance									110,500				390,000
Ending balance				$ 4,131,000				2,482,000	4,131,000	5,538,000	2,482,000		3,143,000
Outstanding principal balance as of September 30, 2025								2,108,014			2,108,014		2,269,695
Accrued interest as of September 30, 2025								1,499,649			1,499,649		$ 100,095
Debt instrument, interest rate												5.00%	5.00%
Interest expense								817,721			1,499,649		$ 100,095
May1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount					$ 163,300
Proceeds from issuance of secured debt					135,000
Original issue discount					21,300
Debt instrument unamortized debt issuance costs incurred during the period					$ 7,000
Maturity date					Feb. 15, 2026
Debt instrument, interest rate					12.00%
July 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount			$ 295,500
Proceeds from issuance of secured debt			250,000
Original issue discount			38,500
Debt instrument unamortized debt issuance costs incurred during the period			$ 7,000
Maturity date			May 30, 2026
Debt instrument, interest rate			12.00%
September 1800 Diagonal Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 151,800					$ 124,200
Proceeds from issuance of secured debt	125,000					100,000
Original issue discount	19,800					16,200
Debt instrument unamortized debt issuance costs incurred during the period	$ 7,000					$ 8,000
Maturity date	Jun. 15, 2026					Jul. 30, 2025
Debt instrument, interest rate	14.00%					12.00%
Thousand Eight Hundred Diagonal Notes [Member]
Debt Instrument [Line Items]
Beginning balance								530,000	411,000	432,000	432,000
Issuance of Agile term notes								447,350	393,300	124,200
Repayments in cash								(65,589)	(316,719)	(145,286)
Change in fair value								4,190	(16,281)	(21,714)
Loss on issuance								65,650	58,700	21,800
Ending balance				530,000				825,000	530,000	411,000	825,000		$ 432,000
Outstanding principal balance as of September 30, 2025								732,684			732,684
Accrued interest as of September 30, 2025								71,505			$ 71,505
Percentage of common stock shares convertible											4.99%		4.99%
Debt instrument, convertible terms											The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.		The Notes become convertible at the lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Interest expense								54,835			$ 71,505		$ 12,251
Private Placement Offering 3 LLP [Member]
Debt Instrument [Line Items]
Beginning balance								2,676,000
Issuance of Agile term notes								2,000,000	2,200,000
Repayments in cash								(1,291,516)
Change in fair value								(514,338)
Loss on issuance								1,083,000	476,000
Ending balance				2,676,000				2,304,000	2,676,000		2,304,000
Outstanding principal balance as of September 30, 2025								2,750,853			2,750,853
Accrued interest as of September 30, 2025								1,193,231			1,193,231
Principal amount				2,200,000				2,200,000	$ 2,200,000		2,200,000				$ 11,000,000
Proceeds from issuance of secured debt				$ 1,725,000
Debt instrument, interest rate		10.00%		10.00%					10.00%
Interest expense								$ 1,193,231			$ 1,193,231
Conversion price				$ 2.50					$ 2.50
Exercise price				$ 2.50					$ 2.50
Debt instrument, interest rate		10.00%		10.00%					10.00%
Debt instrument, maturity term		12 months		12 months
Percentage of premium buyer require to redeem, event of default		15.00%
Repayment of convertible debt		$ 183,333
Private Placement Offering 3 LLP [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal amount		2,200,000
Proceeds from issuance of secured debt		$ 1,762,000
Maturity date		Aug. 19, 2026
Conversion price		$ 2.50
Exercise price		$ 2.50
Private Placement Offering 3 LLP [Member] | Maximum [Member] | Purchase Agreement [Member]
Debt Instrument [Line Items]
Warrants issued		126,107
Private Placement Offering 3 LLP [Member] | Common Class A [Member]
Debt Instrument [Line Items]
Common stock par value															$ 0.0001
Private Placement Offering 3 LLP [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Minimum percentage of outstanding common Stock, buyer hold		4.99%		4.99%					4.99%
Maximum percentage of outstanding common Stock, buyer hold		9.99%		9.99%					9.99%
Floor price		$ 1.10		$ 0.11					$ 0.11
Private Placement Offering 3 LLP [Member] | Common Stock [Member] | Maximum [Member]
Debt Instrument [Line Items]
Common stock issued by exercise of warrants				67,124					67,124